Senior Debt Portfolio

Semiannual Shareholder Report
June 30, 1999

Investment Adviser Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Banking Counsels
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019

Nixon & Peabody
101 Federal Street, 12th Floor
Boston, MA 02110

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(Expressed in United States Dollars)

Senior, Secured, Floating Rate
Interests -- 90.31%(1)

Principal
Amount                Borrower/Tranche Description                  Value
-----------------------------------------------------------------------------
Aerospace/Defense -- 1.43%
-----------------------------------------------------------------------------
               Aerostructures  Corporation
$  17,936,551  Term loan, maturing December 31, 2003            $  17,936,551

               Aircraft Braking Systems Corp.
   26,415,183  Term loan, maturing September 30, 2005              26,415,183

               Fairchild Holdings Corporation
   20,000,000  Term loan, maturing April 30, 2006                  20,000,000

               Hexcel Corporation
   24,850,716  Term loan, maturing August 25, 2005                 24,850,716

               SWM Holdings, Inc.
    3,944,646  Term loan, maturing May 27, 2005                     3,944,646

    3,580,929  Term loan, maturing May 27, 2006                     3,580,929

               United Defense Industries, Inc.
   11,059,469  Term loan, maturing October 6, 2005                 11,059,469
   10,678,031  Term loan, maturing October 6, 2006                 10,678,031
-----------------------------------------------------------------------------
                                                               $  118,465,525
-----------------------------------------------------------------------------
Airlines -- 0.19%
-----------------------------------------------------------------------------
               Continental Airlines, Inc.
$  15,775,492  Term loan, maturing December 31, 2006           $   15,775,492
-----------------------------------------------------------------------------
                                                               $   15,775,492
-----------------------------------------------------------------------------
Auto parts -- Aftermarket -- 1.77%
-----------------------------------------------------------------------------
               AAS Holdings, LLC
 $  9,920,012  Term loan, maturing October 30, 2004            $    9,920,012

               Car Components Technologies, Inc.
    5,687,500  Term loan, maturing February 17, 2005                5,687,500

               Exide Corporation
   34,731,765  Term loan, maturing March 18, 2005                  34,731,765

               Federal-Mogul Corporation
   54,000,000  Term loan, maturing February 24, 2005               54,000,000

               J.L. French Automotive Castings, Inc.
   11,842,105  Term loan, maturing November 30, 2006               11,842,105

               Keystone Automotive Operations, Inc.
   11,891,272  Term loan, maturing March 31, 2006                  11,891,272

               Lund Industries, Incorporated
    4,476,144  Term loan, maturing December 31, 2004                4,476,144
    2,831,925  Term loan, maturing December 31, 2005                2,831,925

               Plas-Tech (Engineered) Products, Inc.
    5,049,020  Term loan, maturing April 1, 2002                    5,049,020
    3,941,176  Term loan, maturing April 1, 2004                    3,941,176

               Safelite Glass Corp.
    1,390,429  Term loan, maturing December 17, 2004                1,390,429
    1,390,429  Term loan, maturing December 17, 2005                1,390,429
-----------------------------------------------------------------------------
                                                               $  147,151,776
-----------------------------------------------------------------------------
Automobile -- 2.08%
-----------------------------------------------------------------------------
                      Accuride Corporation
$  23,512,500  Term loan, maturing January 21, 2006            $   23,512,500
    5,750,000  Term loan, maturing January 21, 2007                 5,750,000

               American Axle & Manufacturing, Inc.
    5,000,000  Term loan, maturing April 30, 2006                   5,000,000

               American Bumper & MFG. Co.
   10,000,000  Term loan, maturing May 31, 2006                    10,000,000

               Cambridge Industries, Inc.
   25,480,000  Term loan, maturing June 30, 2005                   25,480,000

               Collins & Aikman Products Co.
   11,000,000  Term loan, maturing June 30, 2004                   11,000,000
   27,060,000  Term loan, maturing June 30, 2005                   27,060,000
   12,000,000  Term loan, maturing June 30, 2006                   12,000,000

               Dura Operating Corp.
   12,500,000  Term loan, maturing March 31, 2006                  12,500,000

               Key Plastics
   16,458,750  Term loan, maturing March 26, 2005                  16,458,750

               Stanadyne Automotive Corporation
    4,686,450  Term loan, maturing December 10, 2004                4,686,450

               Venture Holdings Trust
   19,000,000  Term loan, maturing April 1, 2005                   19,000,000
-----------------------------------------------------------------------------
                                                               $  172,447,700
-----------------------------------------------------------------------------

Beverages -- Alcoholic -- 0.12%
-----------------------------------------------------------------------------
               Pabst Brewing Company
$  10,000,000  Term loan, maturing April 30, 2004              $   10,000,000
-----------------------------------------------------------------------------
                                                               $   10,000,000
-----------------------------------------------------------------------------

Beverages -- Soft Drink -- 0.84%
-----------------------------------------------------------------------------
               Canandaigua Brands, Inc.
$  20,000,000  Term loan, maturing June 30, 2005               $   20,000,000

               Dr. Pepper Bottling Holdings, Inc.
   14,962,500  Term loan, maturing December 31, 2005               14,962,500

               Triarc Companies, Inc.
   10,148,983  Term loan, maturing March 1, 2006                   10,148,983
   24,763,517  Term loan, maturing March 31, 2006                  24,763,517
-----------------------------------------------------------------------------
                                                               $   69,875,000
-----------------------------------------------------------------------------

Broadcast Media -- 6.91%
-----------------------------------------------------------------------------
               American Media Operations Inc.
$  15,000,000  Term loan, maturing April 1, 2006               $   15,000,000
    9,000,000  Term loan, maturing April 1, 2007                    9,000,000

               Bahakel Communications
   14,824,747  Term loan, maturing December 31, 2005               14,824,747

               Benedek Broadcasting Corporation
   28,000,000  Term loan, maturing November 20, 2007               28,000,000

               Black Entertainment Television
   24,000,000  Term loan, maturing June 30, 2006                   24,000,000

               Capstar Radio Broadcasting Corp
   10,000,000  Term loan, maturing May 31, 2004                    10,000,000
   18,000,000  Term loan, maturing November 30, 2004               18,000,000
   88,767,340  Term loan, maturing May 31, 2005                    88,767,340

               Chancellor Radio Broadcast Company
   16,200,313  Revolving loan, maturing June 30, 2005              16,200,313
   57,571,429  Term loan, maturing June 30, 2005                   57,571,429

               Comcorp Broadcasting, Inc.
    6,250,000  Term loan, maturing June 30, 2007                    6,250,000

               Discovery Communications, Inc.
   30,000,000  Term loan, maturing May 13, 2004                    30,000,000

               Emmis Broadcasting Corporation
   38,000,000  Term loan, maturing February 28, 2007               38,000,000

               Lin Television Corp.
   22,825,607  Term loan, maturing March 31, 2007                  22,825,607

               Retlaw Broadcasting, LLC
    7,425,000  Term loan, maturing March 31, 2006                   7,425,000

               Sinclair Broadcast Group, Inc.
    6,106,897  Revolving loan, maturing August 15, 2005             6,106,897
   41,666,667  Term loan, maturing December 31, 2004               41,666,667

               Spartan Communications, Inc.
   12,406,250  Term loan, maturing June 30, 2005                   12,406,250

               Susquehanna Media Co.
   20,000,000  Term loan, maturing June 30, 2008                   20,000,000

               TLMD Aquisition Co.
   29,000,000  Term loan, maturing March 31, 2007                  29,000,000

               UCA Corp.
   72,500,000  Term loan, maturing May 15, 2007                    72,500,000

               White Knight Broadcasting, Inc.
    6,250,000  Term loan, maturing June 30, 2007                    6,250,000
-----------------------------------------------------------------------------
                                                               $  573,794,250
-----------------------------------------------------------------------------

Building Materials -- 1.94%
-----------------------------------------------------------------------------
               Dal-Tile Group, Inc
 $  1,521,263  Revolving loan, maturing December 31, 2002      $    1,521,263
    4,492,646  Term loan, maturing December 31, 2002                4,492,646

               Dayton Superior Corporation
   16,000,000  Term loan, maturing September 29, 2005              16,000,000

               Falcon Building Products, Inc.
   10,627,143  Term loan, maturing June 29, 2007                   10,627,143
    4,448,571  Term loan, maturing June 29, 2006                    4,448,571

               National Gypsum Company
   94,738,095  Term loan, maturing September 30, 2003              94,738,095

               Reliant Building Products, Inc.
   12,283,654  Term loan, maturing March 31, 2004                  12,283,654

               Truseal Technologies, Inc.
    7,234,319  Term loan, maturing July 1, 2004                     7,234,319

               U.S. Aggregates, Inc.
    9,733,929  Term loan, maturing March 31, 2006                   9,733,929
-----------------------------------------------------------------------------
                                                               $  161,079,620
-----------------------------------------------------------------------------

Cable Television -- 6.67%
-----------------------------------------------------------------------------
               Avalon Cable Holdings Finance, Inc.
$  11,500,000  Term loan, maturing October 31, 2006            $   11,500,000

               Benchmark Genesis, LLC
    8,000,000  Term loan, maturing September 30, 2007               8,000,000

               Bresnan Telecommunications Co., LLC
   18,050,000  Term loan, maturing January 29, 2008                18,050,000

               Charter Communications Operating, LLC.
  174,000,000  Term loan, maturing March 18, 2008                 174,000,000

               Chelsea Communications, Inc.
   19,750,000  Term loan, maturing December 31, 2004               19,750,000

               Classic Cable, Inc.
   25,000,000  Term loan, maturing October 31, 2007                25,000,000

               Falcon Holding Group, L.P.
   19,279,009  Term loan, maturing June 29, 2007                   19,279,009
   61,983,491  Term loan, maturing December 31, 2007               61,983,491

               Frontiervision Operating Partners, L.P.
   54,000,000  Term loan, maturing March 31, 2006                  54,000,000

               HPI Acquisition Co., LLC
   10,000,000  Term loan, maturing December 31, 2006               10,000,000

               Intermedia Partners Group VI (Holdco)
   14,500,000  Term loan, maturing April 30, 2008                  14,500,000

               Intermedia Partners Group - IV
   40,813,636  Term loan, maturing January 1, 2005                 40,813,636

               Intermedia Partners VI (Opco)
   42,750,000  Term loan, maturing April 30, 2008                  42,750,000

               RCN Corporation
   23,000,000  Term loan, maturing June 30, 2007                   23,000,000

               TWFANCH-One Co.
   31,000,000  Term loan, maturing December 31, 2007               31,000,000
-----------------------------------------------------------------------------
                                                               $  553,626,136
-----------------------------------------------------------------------------

Chemicals -- 3.19%
-----------------------------------------------------------------------------
               AOC, LLC.
$  16,969,118  Term loan, maturing September 30, 2006          $   16,969,118

               Arteva B.V. (Kosa)
    4,995,727  Term loan, maturing December 31, 2005                4,995,727
   27,776,000  Term loan, maturing December 31, 2006               27,776,000

               Huntsman Corporation
    1,307,993  Term loan, maturing September 30, 2003               1,307,993
   14,482,577  Term loan, maturing December 31, 2004               14,482,577
    5,163,660  Term loan, maturing December 31, 2005                5,163,660

               Lyondell Petrochemical Company
   23,807,304  Term loan, maturing June 30, 2003                   23,807,304
    9,678,384  Term loan, maturing June 30, 2005                    9,678,384
   67,830,000  Term loan, maturing June 30, 2007                   67,830,000

               Polymer Group, Inc.
   29,688,032  Term loan, maturing December 20, 2005               29,688,032

               Sterling Chemical
   20,808,758  Term loan, maturing September 30, 2004              20,808,758

               Sterling Pulp Chemicals (Sask) Ltd.
    6,575,441  Term loan, maturing June 30, 2005                    6,575,441

               Sybron Chemicals Inc.
   18,768,750  Term loan, maturing July 31, 2004                   18,768,750

               United Industries Corporation
   16,957,500  Term loan, maturing January 20, 2006                16,957,500
-----------------------------------------------------------------------------
                                                               $  264,809,244
-----------------------------------------------------------------------------

Chemicals -- Specialty -- 0.10%
-----------------------------------------------------------------------------
               Vinings Industries, Inc.
$   8,099,728  Term loan, maturing March 31, 2005              $    8,099,728
-----------------------------------------------------------------------------
                                                               $    8,099,728
-----------------------------------------------------------------------------

Coal -- 0.78%
-----------------------------------------------------------------------------
               Alliance Coal Corporation
 $  2,067,694  Term loan, maturing December 31, 2001           $    2,067,694
   14,618,533  Term loan, maturing December 31, 2002               14,618,533

               P&L Coal Holdings Corporation
   38,269,231  Term loan, maturing June 30, 2006                   38,269,231

               Quaker Coal Company
    9,900,000  Term loan, maturing June 30, 2006                    9,900,000
-----------------------------------------------------------------------------
                                                               $   64,855,458
-----------------------------------------------------------------------------

Commercial Services -- 4.97%
-----------------------------------------------------------------------------
               Advanstar Communications Inc.
$  18,924,000  Term loan, maturing April 30, 2005              $   18,924,000

               American Floral Services, Inc.
    4,750,000  Term loan, maturing June 30, 2004                    4,750,000

               Brickman Holdings Corp
    7,738,887  Term loan, maturing January 14, 2006                 7,738,887

               Caterair International Corporation
   39,630,199  Term loan, maturing March 1, 2007                   39,630,199

               Dimac Corporation
    5,714,286  Term loan, maturing June 30, 2006                    5,714,286
    4,285,714  Term loan, maturing December 31, 2006                4,285,714

               Erickson Air-Crane Co.
    8,797,500  Term loan, maturing December 31, 2004                8,797,500

               Metokote Corporation
    9,500,000  Term loan, maturing November 2, 2005                 9,500,000

               Morris Material Handling, Inc.
    6,912,500  Term loan, maturing March 31, 2003                   6,912,500

               Nationsrent, Inc.
    7,000,000  Term loan, maturing September 24, 2004               7,000,000
    5,000,000  Term loan, maturing September 24, 2005               5,000,000

               Omni Services, Inc.
   42,488,481  Term loan, maturing October 30, 2005                42,488,481

               Outdoor Systems, Inc.
   38,550,620  Term loan, maturing June 30, 2004                   38,550,620

               Outsourcing Solutions, Corp.
   13,934,238  Term loan, maturing October 15, 2003                13,934,238

               Philips Services Corp.
    6,334,756  Revolving loan, maturing August 12, 2002*            4,434,329

               PSI Acquisition Corporation
   16,830,000  Term loan, maturing September 30, 2003              16,830,000

               Safety-Kleen Services, Inc.
      978,402  Revolving loan, maturing April 3, 2004                 978,402
    2,060,890  Term loan, maturing April 3, 2004                    2,060,890
   31,188,511  Term loan, maturing April 3, 2005                   31,188,511
   31,188,511  Term loan, maturing April 3, 2006                   31,188,511

               SC International Services, Inc.
   22,292,864  Term loan, maturing March 1, 2007                   22,292,864

               Tartan Textile Services, Inc.
    9,950,000  Term loan, maturing April 30, 2005                   9,950,000

               United Rentals, Inc.
   18,500,000  Term loan, maturing June 30, 2005                   18,500,000
   46,000,000  Term loan, maturing June 30, 2006                   46,000,000

               Volume Services, Inc.
   16,334,341  Term loan, maturing December 31, 2002               16,334,341
-----------------------------------------------------------------------------
                                                               $  412,984,273
-----------------------------------------------------------------------------

Communications -- Equip/Mfrs -- 1.94%
-----------------------------------------------------------------------------
               Amphenol Corporation
$   5,000,000  Term loan, maturing May 19, 2004                $    5,000,000
   43,886,250  Term loan, maturing May 19, 2006                    43,886,250

               Communications & Power Industries, Inc.
    1,483,145  Term loan, maturing August 11, 2000                  1,483,145
    7,986,808  Term loan, maturing August 12, 2002                  7,986,808

               Communications Instruments
   12,000,000  Term loan, maturing March 15, 2004                  12,000,000

               Dynatech Corporation
   10,462,467  Term loan, maturing March 31, 2005                  10,462,467
   10,462,467  Term loan, maturing March 31, 2006                  10,462,467
   10,462,467  Term loan, maturing March 31, 2007                  10,462,467

               Prodelin Holding Corporation
    9,397,081  Term loan, maturing May 31, 2006                     9,397,081

               Superior Telecom, Inc.
      659,310  Revolving loan, maturing November 27, 2005             659,310
    6,534,554  Term loan, maturing November 27, 2005                6,534,554
   25,568,369  Term loan, maturing November 27, 2006               25,568,369

               Telex Communications, Inc.
    4,754,602  Term loan, maturing November 6, 2004                 4,754,602

               Viasystems, Inc.
    5,935,714  Term loan, maturing March 31, 2004                   5,935,714
    3,909,091  Term loan, maturing June 30, 2004                    3,909,091
    2,400,000  Term loan, maturing June 30, 2005                    2,400,000
-----------------------------------------------------------------------------
                                                               $  160,902,325
-----------------------------------------------------------------------------

Computer Software & Services -- 1.29%
-----------------------------------------------------------------------------
               Bridge Information Systems America
$   8,250,000  Term loan, maturing May 29, 2004                $    8,250,000
   18,000,000  Term loan, maturing May 29, 2005                    18,000,000

               Computer Associates International, Inc.
   40,000,000  Term loan, maturing June 24, 2003                   40,000,000

               Decisionone Corporation
    5,694,000  Revolving loan, maturing August 7, 2003*             3,701,100
   16,224,000  Term loan, maturing August 7, 2003*                 10,545,600
    2,381,034  Term loan, maturing August 7, 2005*                  1,547,672

               Paul G. Allen
   25,000,000  Term loan, maturing June 10, 2003                   25,000,000
-----------------------------------------------------------------------------
                                                               $  107,044,372
-----------------------------------------------------------------------------

Computer Systems -- 0.43%
-----------------------------------------------------------------------------
               Genicom Corporation
$  13,966,084  Term loan, maturing September 5, 2004           $   13,966,084

               Titan Corporation
   22,000,000  Term loan, maturing June 9, 2005                    22,000,000
-----------------------------------------------------------------------------
                                                               $   35,966,084
-----------------------------------------------------------------------------

Conglomerates -- 0.96%
-----------------------------------------------------------------------------
               American Marketing Industries, Inc.
$     945,000  Term loan, maturing August 31, 2001             $      945,000
    5,414,247  Term loan, maturing November 30, 2002                5,414,247
    6,451,500  Term loan, maturing November 30, 2003                6,451,500
    6,612,785  Term loan, maturing November 30, 2004                6,612,785
    5,431,250  Term loan, maturing November 16, 2005                5,431,250

               SPX Corporation
   53,098,750  Term loan, maturing September 30, 2006              53,098,750
    1,875,000  Term loan, maturing January 21, 2007                 1,875,000
-----------------------------------------------------------------------------
                                                               $   79,828,532
-----------------------------------------------------------------------------

Containers -- Metal & Glass -- 1.21%
-----------------------------------------------------------------------------
               Ball Corporation
$  27,362,500  Term loan, maturing March 10, 2006              $   27,362,500

               Graham Packaging Company
    7,541,406  Term loan, maturing January 31, 2006                 7,541,406
   10,974,844  Term loan, maturing January 31, 2007                10,974,844

               Reid Plastics, Inc.
    9,617,490  Term loan, maturing November 12, 2003                9,617,490
    7,254,664  Term loan, maturing November 12, 2004                7,254,664

               Silgan Holdings Inc.
   19,925,863  Term loan, maturing June 30, 2005                   19,925,863

               Tekni-Plex, Inc.
   17,858,863  Term loan, maturing March 31, 2006                  17,858,863
-----------------------------------------------------------------------------
                                                               $  100,535,630
-----------------------------------------------------------------------------
Containers -- Paper -- 3.31%
-----------------------------------------------------------------------------
               Gaylord Container Corporation
$  14,925,000  Term loan, maturing June 19, 2004               $   14,925,000

               IPC, Inc.
   39,802,344  Term loan, maturing September 30, 2004              39,802,344

               Jefferson Smurfit Corporation
   24,218,750  Term loan, maturing March 31, 2005                  24,218,750
   70,147,500  Term loan, maturing March 24, 2006                  70,147,500

               Packaging Corporation Of America
    4,690,083  Term loan, maturing March 31, 2006                   4,690,083
   19,698,347  Term loan, maturing March 31, 2007                  19,698,347
   19,698,347  Term loan, maturing March 31, 2008                  19,698,347

               RIC Holding, Inc.
    8,684,802  Revolving loan, maturing February 28, 2003           8,684,802
   19,394,448  Term loan, maturing February 28, 2003               19,394,448
   10,353,752  Term loan, maturing February 28, 2004               10,353,752
    4,102,301  Term loan, maturing August 28, 2004                  4,102,301

               Stone Container Corporation
   27,851,814  Term loan, maturing October 1, 2003                 27,851,814

               Stronghaven, Inc.
    9,099,844  Term loan, maturing May 15, 2004                     8,735,850
    2,364,720  Term loan, maturing May 15, 2005                     2,270,132
-----------------------------------------------------------------------------
                                                               $  274,573,470
-----------------------------------------------------------------------------

Cosmetics -- 1.24%
-----------------------------------------------------------------------------
               AM Cosmetics, Inc.
$   1,135,936  Revolving loan, maturing May 30, 2004           $    1,135,936
    1,831,215  Term loan, maturing May 30, 2004                     1,831,215
    3,662,430  Term loan, maturing May 30, 2006                     3,662,430
    3,662,430  Subordinated debt, maturing May 30, 2007*            2,820,071

               American Safety Razor Compancy
    3,680,000  Term loan, maturing April 30, 2007                   3,680,000

               Mary Kay Inc.
   18,752,527  Term loan, maturing March 6, 2004                   18,752,527

               Revlon Consumer Products Corporation
   71,280,000  Term loan, maturing May 29, 2002                    71,280,000
-----------------------------------------------------------------------------
                                                               $  103,162,179
-----------------------------------------------------------------------------
Drugs -- 0.63%
-----------------------------------------------------------------------------
               Express Scripts, Inc.
$   5,000,000  Term loan, maturing March 31, 2006              $    5,000,000
    8,737,019  Term loan, maturing March 31, 2007                   8,737,019

               King Pharmaceuticals, Inc.
   15,422,500  Term loan, maturing December 31, 2005               15,422,500

               Robert's Pharmaceutical Corporation
   22,782,519  Term loan, maturing June 30, 2003                   22,782,519
-----------------------------------------------------------------------------
                                                               $   51,942,038
-----------------------------------------------------------------------------

Electrical Equipment -- 0.37%
-----------------------------------------------------------------------------
               Gentek, Inc.
$   5,000,000  Term loan, maturing April 30, 2006              $    5,000,000
   22,000,000  Term loan, maturing April 30, 2007                  22,000,000

               Stoneridge
    3,980,000  Term loan, maturing December 31, 2005                3,980,000
-----------------------------------------------------------------------------
                                                               $   30,980,000
-----------------------------------------------------------------------------
Electronics -- Instrumentation -- 0.20%
-----------------------------------------------------------------------------
               Packard Bioscience Company
$  16,841,936  Term loan, maturing March 31, 2002              $   16,841,936
-----------------------------------------------------------------------------
                                                               $   16,841,936
-----------------------------------------------------------------------------
Electronics -- Semiconductor -- 0.36%
-----------------------------------------------------------------------------
               Fairchild Semiconductor Corporation
$  29,500,000  Term loan, maturing December 15, 2004           $   29,500,000
-----------------------------------------------------------------------------
                                                               $   29,500,000
-----------------------------------------------------------------------------
Engineering & Construction -- 0.18%
-----------------------------------------------------------------------------
               Building One Services Corporation
$   9,975,000  Term loan, maturing April 30, 2004              $    9,975,000

               International Technology Corporation
    4,901,316  Term loan, maturing June 11, 2006                    4,901,316
-----------------------------------------------------------------------------
                                                               $   14,876,316
-----------------------------------------------------------------------------
Entertainment -- 2.00%
-----------------------------------------------------------------------------
               Carmike Cinemas, Inc.
$  14,837,813  Term loan, maturing February 25, 2005           $   14,837,813

               Hollywood Theater Holdings, Inc.
    8,977,500  Term loan, maturing March 31, 2006                   8,977,500

               Minnesota Vikings Holdings, Inc.
    8,000,000  Term loan, maturing February 12, 2004                8,000,000

               Palace Station Hotel & Casino, Inc.
    9,000,000  Term loan, maturing September 30, 2000               9,000,000

               PEI Holdings, Inc.
   11,000,000  Term loan, maturing December 31, 2005               11,000,000

               Regal Cinemas Inc.
   24,750,000  Term loan, maturing May 27, 2005                    24,750,000
   21,642,702  Term loan, maturing May 27, 2006                    21,642,702
    9,958,235  Term loan, maturing May 27, 2007                     9,958,235

               SFX Entertainment, Inc
   25,816,667  Term loan, maturing March 31, 2006                  25,816,667

               United Artists Theatre Co.
   31,802,500  Term loan, maturing April 21, 2006                  31,802,500
-----------------------------------------------------------------------------
                                                               $  165,785,417
-----------------------------------------------------------------------------
Financial -- Misc. -- 0.13%
-----------------------------------------------------------------------------
               Altamira Management Ltd.
$  10,968,182  Term loan, maturing September 30, 2004          $   10,968,182
-----------------------------------------------------------------------------
                                                               $   10,968,182
-----------------------------------------------------------------------------

Food Wholesalers -- 0.29%
-----------------------------------------------------------------------------
               Fleming Companies Inc.
$  24,283,984  Term loan, maturing July 25, 2004               $   24,283,984
-----------------------------------------------------------------------------
                                                               $   24,283,984
-----------------------------------------------------------------------------
Foods -- 2.86%
-----------------------------------------------------------------------------
               Aurora Foods, Inc.
$   5,452,571  Term loan, maturing September 30, 2005          $    5,452,571
   12,983,750  Term loan, maturing September 30, 2006              12,983,750

               B&G Foods, Inc.
   12,500,000  Term loan, maturing March 31, 2006                  12,500,000

               Del Monte Corporation
    4,500,607  Term loan, maturing March 31, 2003                   4,500,607
   31,162,649  Term loan, maturing March 31, 2005                  31,162,649

               Domino's Inc.
   10,963,773  Term loan, maturing December 21, 2006               10,963,773
   10,963,773  Term loan, maturing December 21, 2007               10,963,773

               Eagle Family Foods, Inc
   12,403,571  Term loan, maturing December 31, 2005               12,403,571
    8,409,296  Term loan, maturing August 31, 2005                  8,409,296

               Favorite Brands International, Inc.
   12,416,667  Term loan, maturing May 19, 2005                    12,292,500

               International Home Foods, Inc.
      322,809  Revolving loan, maturing March 31, 2003                322,809
    1,790,881  Term loan, maturing March 31, 2003                   1,790,881
   14,294,833  Term loan, maturing September 30, 2005              14,294,833
   22,411,719  Term loan, maturing September 30, 2006              22,411,719

               New World Pasta
    9,310,000  Term loan, maturing January 28, 2006                 9,310,000

               Purina Mills, Inc.
   12,947,511  Term loan, maturing March 12, 2007                  12,947,511

               Southern Foods Group, L.P.
    9,711,643  Term loan, maturing February 28, 2006                9,711,643

               Specialty Foods Corporation
   10,717,944  Revolving loan, maturing January 31, 2000           10,717,944
   18,434,111  Term loan, maturing January 31, 2000                18,434,111

               Specialty Foods Master Trust
   16,000,000  Term loan, maturing December 15, 2001               16,000,000
-----------------------------------------------------------------------------
                                                               $  237,573,941
-----------------------------------------------------------------------------

Hardware & Tools -- 0.17%
-----------------------------------------------------------------------------
               Werner Holding Co.
$   9,506,522  Term loan, maturing November 30, 2004           $    9,506,522
    4,875,750  Term loan, maturing November 30, 2005                4,875,750
-----------------------------------------------------------------------------
                                                               $   14,382,272
-----------------------------------------------------------------------------
Health Care -- Diversified -- 1.25%
-----------------------------------------------------------------------------
               Conmed Corporation
$  12,719,388  Term loan, maturing December 30, 2004           $   12,719,388

               Dade Behring Holdings, Inc.
    8,500,000  Term loan, maturing June 30, 2005                    8,500,000
    8,500,000  Term loan, maturing June 30, 2006                    8,500,000

               FHC Health Systems, Inc.
    9,155,019  Term loan, maturing April 30, 2005                   9,155,019
    9,155,019  Term loan, maturing April 30, 2006                   9,155,019

               Integrated Health Services, Inc.
   32,505,000  Term loan, maturing September 15, 2003              32,505,000
   19,700,000  Term loan, maturing December 31, 2005               19,700,000

               Team Health
    3,866,667  Term loan, maturing March 12, 2006                   3,866,667
-----------------------------------------------------------------------------
                                                               $  104,101,093
-----------------------------------------------------------------------------

Health Care -- Misc. -- 3.38%
-----------------------------------------------------------------------------
               Alliance Imaging, Inc.
$   2,842,369  Term loan, maturing December 18, 2003           $    2,842,369
    7,406,108  Term loan, maturing June 18, 2004                    7,406,108
    9,097,074  Term loan, maturing December 18, 2004                9,097,074
    6,000,000  Term loan, maturing December 18, 2005                6,000,000

               Extendicare Health Services, Inc.
   20,326,282  Term loan, maturing December 31, 2004               20,326,282

               Genesis Health Ventures, Inc.
    7,680,191  Term loan, maturing September 30, 2004               7,680,191
    7,642,824  Term loan, maturing June 1, 2005                     7,642,824

               Imed Corporation
    7,080,000  Term loan, maturing November 30, 2002                7,080,000
    6,403,318  Term loan, maturing November 30, 2003                6,403,318
    6,403,318  Term loan, maturing November 30, 2004                6,403,318
    7,958,496  Term loan, maturing May 31, 2005                     7,958,496

               Kinetic Concepts, Inc.
    2,493,671  Term loan, maturing December 31, 2004                2,493,671
    2,493,671  Term loan, maturing December 31, 2005                2,493,671

               Leiner Health Products Inc.
   11,261,602  Term loan, maturing December 30, 2004               11,261,602
    6,867,610  Term loan, maturing December 30, 2005                6,867,610

               Magellan Health Services, Inc.
   13,398,311  Term loan, maturing February 12, 2005               13,398,311
   13,398,311  Term loan, maturing February 12, 2006               13,398,311

               Mariner Post-Acute Network (f/k/a Paragon)
   12,425,000  Term loan, maturing March 31, 2005                  12,425,000
   12,425,000  Term loan, maturing March 31, 2006                  12,425,000

               Mediq/PRN Life Support Services, Inc.
   16,000,000  Term loan, maturing May 29, 2006                    16,000,000

               National Medical Care, Inc.
   29,000,000  Term loan, maturing September 30, 2003              29,000,000

               Sun Healthcare Group, Inc.
    4,448,461  Term loan, maturing October 9, 2004*                 2,780,288
    4,448,461  Term loan, maturing October 9, 2005*                 2,780,288

               The Multicare Companies Inc.
    7,876,575  Term loan, maturing September 30, 2004               7,876,575
    2,612,197  Term loan, maturing June 1, 2005                     2,612,197

               Total Renal Care Holdings, Inc.
   42,570,000  Term loan, maturing March 31, 2008                  42,570,000

               WGL Acquisition Corp.
   13,912,138  Term loan, maturing July 10, 2004                   13,912,138
-----------------------------------------------------------------------------
                                                               $  281,134,642
-----------------------------------------------------------------------------

Heavy Duty Trucks & Parts -- 0.17%
-----------------------------------------------------------------------------
               Johnstown America Industries, Inc.
$   5,050,000  Term loan, maturing April 30, 2007              $    5,050,000

               Oshkosh Truck Corporation
    4,640,000  Term loan, maturing March 31, 2005                   4,640,000
    4,640,000  Term loan, maturing March 31, 2006                   4,640,000
-----------------------------------------------------------------------------
                                                               $   14,330,000
-----------------------------------------------------------------------------
Hospital Management -- 0.58%
-----------------------------------------------------------------------------
               Community Health Systems, Inc.
$  15,849,405  Term loan, maturing December 31, 2003           $   15,849,405
   15,849,405  Term loan, maturing December 31, 2004               15,849,405
   16,790,989  Term loan, maturing December 31, 2005               16,790,989
-----------------------------------------------------------------------------
                                                               $   48,489,799
-----------------------------------------------------------------------------

Hotels -- Motels -- 1.80%
-----------------------------------------------------------------------------
               Allegro Resorts Corporation
$  19,700,000  Term loan, maturing February 11, 2005           $   19,700,000

               Aztar Corporation
   19,000,000  Term loan, maturing June 30, 2005                   19,000,000

               Extended Stay America
    2,310,000  Revolving loan, maturing December 31, 2002           2,310,000
    5,890,000  Term loan, maturing December 31, 2002                5,890,000
   10,000,000  Term loan, maturing December 31, 2003               10,000,000

               Felcor Suite Hotels, Inc.
   15,000,000  Term loan, maturing July 1, 2001                    15,000,000

               Starwood Hotels & Resorts
   53,000,000  Term loan, maturing January 23, 2003                53,000,000
   25,000,000  Term loan, maturing February 23, 2003               25,000,000
-----------------------------------------------------------------------------
                                                               $  149,900,000
-----------------------------------------------------------------------------

Household Furnish & Appliances -- 2.26%
-----------------------------------------------------------------------------
               Alliance Laundry Holdings LLC.
$  14,500,000  Term loan, maturing September 30, 2005          $   14,500,000

               Furniture Brands International, Inc.
   50,500,000  Term loan, maturing June 27, 2007                   50,500,000

               Goodman Manufacturing Company, L.P.
    7,875,521  Term loan, maturing September 30, 2003               7,875,521
   47,245,000  Term loan, maturing July 31, 2005                   47,245,000

               Home Interiors & Gifts, Inc.
   18,333,648  Term loan, maturing June 30, 2006                   18,333,648

               Sealy Mattress Company
   12,033,955  Term loan, maturing December 15, 2004               12,033,955
    8,669,109  Term loan, maturing December 15, 2005                8,669,109
   11,078,788  Term loan, maturing December 15, 2006               11,078,788

               Simmons Company
    2,428,571  Term loan, maturing October 30, 2005                 2,428,571
    6,056,250  Term loan, maturing October 30, 2006                 6,056,250

               The Boyds Collection, Ltd.
    5,000,000  Term loan, maturing April 21, 2005                   5,000,000
    4,097,224  Term loan, maturing April 21, 2006                   4,097,224
-----------------------------------------------------------------------------
                                                               $  187,818,066
-----------------------------------------------------------------------------

Household Products -- 1.32%
-----------------------------------------------------------------------------
               BMK, Inc.
$   5,392,779  Term loan, maturing June 30, 2004               $    5,392,779

               Diamond Brands Operating Corp.
      387,273  Revolving loan, maturing March 31, 2004                387,273
    1,887,955  Term loan, maturing March 31, 2005                   1,887,955
   11,334,938  Term loan, maturing March 31, 2006                  11,334,938

               Playtex FP, Inc.
   41,384,817  Term loan, maturing June 15, 2003                   41,384,817

               Polaroid Corporation
   15,357,143  Revolving loan, maturing December 31, 2001          15,357,143

               The Imperial Decor Home Group, Inc.
   10,739,583  Term loan, maturing March 12, 2005                  10,739,583
    6,260,417  Term loan, maturing March 12, 2006                   6,260,417

               The Scotts Company
    8,640,984  Term loan, maturing June 30, 2006                    8,640,984
    8,326,176  Term loan, maturing June 30, 2007                    8,326,176
-----------------------------------------------------------------------------
                                                               $  109,712,065
-----------------------------------------------------------------------------

Housewares -- 0.52%
-----------------------------------------------------------------------------
               Corning Consumer Products Company
$   7,920,000  Term loan, maturing October 9, 2006             $    7,920,000

               Pillowtex Corporation
   35,058,703  Term loan, maturing December 31, 2004               35,058,703
-----------------------------------------------------------------------------
                                                               $   42,978,703
-----------------------------------------------------------------------------

Insurance Brokers -- 0.51%
-----------------------------------------------------------------------------
               Acordia, Inc.
$   8,150,751  Term loan, maturing December 31, 2004           $    8,150,751

               Willis Corroon Corporation
   11,155,000  Term loan, maturing February 19, 2007               11,155,000
   11,397,500  Term loan, maturing February 19, 2008               11,397,500
   11,397,500  Term loan, maturing August 19, 2008                 11,397,500
-----------------------------------------------------------------------------
                                                               $   42,100,751
-----------------------------------------------------------------------------

Leisure Time -- 2.67%
-----------------------------------------------------------------------------
               24 Hour Fitness, Inc.
$  10,000,000  Term loan, maturing December 31, 2004           $   10,000,000
    5,000,000  Term loan, maturing December 31, 2005                5,000,000

               Alliance Gaming Corporation
   11,719,945  Term loan, maturing January 31, 2005                11,719,945
    4,730,322  Term loan, maturing July 31, 2005                    4,730,322

               AMF Bowling Worldwide, Inc.
    9,390,069  Term loan, maturing March 31, 2002                   9,390,069
    6,569,561  Term loan, maturing March 31, 2003                   6,569,561
    5,953,703  Term loan, maturing March 31, 2004                   5,953,703

               Amfac Resorts, Inc.
    4,950,000  Term loan, maturing September 30, 2003               4,950,000
    4,950,000  Term loan, maturing September 30, 2004               4,950,000

               ASC East, Inc.
      989,999  Term loan, maturing May 31, 2006                       989,999

               ASC West, Inc.
    2,476,664  Term loan, maturing May 31, 2006                     2,476,664

               Interval International Corp.
   11,758,438  Term loan, maturing December 16, 2005               11,758,438
    2,493,671  Term loan, maturing December 16, 2006                2,493,671
    9,264,767  Term loan, maturing December 15, 2006                9,264,767

               KSL Recreation Group, Inc.
    6,644,266  Revolving loan, maturing April 30, 2005              6,644,266
   12,952,019  Term loan, maturing April 30, 2005                  12,952,019
   12,952,019  Term loan, maturing April 30, 2006                  12,952,019

               Metro-Goldwyn-Mayer Studios Inc.
    2,720,000  Revolving loan, maturing December 31, 2005           2,720,000
    2,000,000  Term loan, maturing December 31, 2005                2,000,000
   20,000,000  Term loan, maturing March 31, 2004                  20,000,000

               Mikohn Gaming Corporation
   10,000,000  Term loan, maturing April 1, 2004                   10,000,000

               Panavision International, L.P.
   22,961,667  Term loan, maturing March 31, 2005                  22,961,667

               Premier Parks Inc.
   18,208,929  Term loan, maturing March 31, 2006                  18,208,929

               Six Flags Theme Parks Inc.
   22,730,739  Term loan, maturing November 30, 2004               22,730,739
-----------------------------------------------------------------------------
                                                               $  221,416,778
-----------------------------------------------------------------------------

Machinery -- Diversified -- 0.44%
-----------------------------------------------------------------------------
               Numatics, Incorporated
$   1,917,742  Term loan, maturing March 19, 2004              $    1,917,742
    3,394,576  Term loan, maturing September 19, 2005               3,394,576

               Terex Corporation
   20,642,718  Term loan, maturing March 31, 2005                  20,642,718

               Thermadyne MFG LLC
    5,437,508  Term loan, maturing May 22, 2005                     5,437,508
    5,437,538  Term loan, maturing May 22, 2006                     5,437,538
-----------------------------------------------------------------------------
                                                               $   36,830,082
-----------------------------------------------------------------------------

Manufacturing -- Diversified -- 3.19%
-----------------------------------------------------------------------------
               Advanced Glassfiber Yarns LLC
$  24,772,162  Term loan, maturing September 30, 2005          $   24,772,162

               AMSCAN Holdings, Inc.
    8,327,727  Term loan, maturing December 31, 2004                8,327,727

               Chart Industries, Inc.
   20,000,000  Term loan, maturing March 31, 2006                  20,000,000

               Desa International, Inc.
    7,275,000  Term loan, maturing November 30, 2004                7,275,000

               Envirnmental Systems Products Hldgs, Inc.
      900,000  Revolving loan, maturing September 30, 2004            900,000
    3,675,000  Term loan, maturing September 30, 2004               3,675,000
   17,910,000  Term loan, maturing September 30, 2005              17,910,000

               Foamex L.P.
    5,075,000  Revolving loan, maturing June 30, 2003               5,075,000
       92,593  Term loan, maturing June 30, 2003                       92,593
    6,286,003  Term loan, maturing June 30, 2005                    6,286,003
    5,700,007  Term loan, maturing June 30, 2006                    5,700,007
    6,912,500  Term loan, maturing December 31, 2006                6,912,500

               General Cable Corporation
   26,500,000  Term loan, maturing May 31, 2007                    26,500,000

               Huntsman Packaging Corp.
   15,087,500  Term loan, maturing June 30, 2006                   15,087,500

               Impac Group, Inc.
   14,887,500  Term loan, maturing June 30, 2005                   14,887,500

               Insilco Corporation
    6,467,500  Term loan, maturing November 24, 2005                6,467,500

               International Wire Group, Inc.
   32,071,761  Term loan, maturing September 30, 2002              32,071,761

               Matthew Warren, Inc.
    7,702,417  Term loan, maturing May 31, 2005                     7,702,417
    2,847,924  Term loan, maturing May 31, 2006                     2,847,924

               Neenah Foundry Company
   19,388,703  Term loan, maturing September 30, 2005              19,388,703

               Panolam Industries International
    7,893,966  Term loan, maturing November 1, 2004                 7,893,966

               Panolam Industries LTD
    7,895,565  Term loan, maturing December 31, 2005                7,895,565

               Samsonite Corporation
    6,930,000  Term loan, maturing June 24, 2005                    6,930,000

               Tokheim Corporation
   10,050,000  Term loan, maturing September 30, 2004              10,050,000
-----------------------------------------------------------------------------
                                                               $  264,648,828
-----------------------------------------------------------------------------

Medical Products & Supplies -- 1.07%
-----------------------------------------------------------------------------
               Fisher Scientific International Inc
$  18,521,922  Term loan, maturing January 21, 2007            $   18,521,922

               Nutramax Products, Inc.
   12,368,973  Term loan, maturing September 19, 2005              12,368,973

               Stryker Corporation
   25,664,808  Term loan, maturing December 10, 2005               25,664,808
   32,677,600  Term loan, maturing December 10, 2006               32,677,600
-----------------------------------------------------------------------------
                                                               $   89,233,303
-----------------------------------------------------------------------------

Metals -- Misc. -- 0.48%
-----------------------------------------------------------------------------
               C II Carbon, LLC
$  10,894,962  Term loan, maturing June 30, 2008               $   10,894,962

               Handy & Harman
    7,000,000  Term loan, maturing July 30, 2006                    7,000,000

               U.S. Silica Company
    3,000,000  Revolving loan, maturing June 30, 2004               3,000,000
    1,833,333  Term loan, maturing June 30, 2004                    1,833,333
   16,982,036  Term loan, maturing June 30, 2006                   16,982,036
-----------------------------------------------------------------------------
                                                               $   39,710,331
-----------------------------------------------------------------------------

Miscellaneous -- 0.97%
-----------------------------------------------------------------------------
               Coinmach Laundry Corporation
$  32,130,936  Term loan, maturing June 30, 2005               $   32,130,936

               Kindercare Learning Centers, Inc.
    8,301,621  Term loan, maturing February 13, 2006                8,301,621

               La Petite Academy, Inc.
    4,906,250  Term loan, maturing May 11, 2005                     4,906,250

               Language Line, LLC
   10,000,000  Term loan, maturing March 31, 2006                  10,000,000

               Prime Succession, Inc.
   15,555,556  Term loan, maturing August 1, 2003                  15,555,556

               Rose Hills Company
    9,601,348  Term loan, maturing December 1, 2003                 9,601,348
-----------------------------------------------------------------------------
                                                               $   80,495,711
-----------------------------------------------------------------------------

Natural Gas/Distrib/Pipeline -- 0.39%
-----------------------------------------------------------------------------
               Firefly Trust (Enron)
$  15,000,000  Term loan, maturing March 31, 2004              $   15,000,000

               Kinder Morgan
   17,794,118  Term loan, maturing May 31, 2000                    17,794,118
-----------------------------------------------------------------------------
                                                               $   32,794,118
-----------------------------------------------------------------------------

Office Equipment & Supplies -- 1.04%
-----------------------------------------------------------------------------
               CEX Holdings, Inc.
$  14,850,000  Term loan, maturing April 25, 2005              $   14,850,000

               Cullman Ventures, Inc.
   19,501,010  Term loan, maturing January 31, 2004                19,501,010

               Identity Group, Inc.
    7,000,000  Term loan, maturing April 30, 2007                   7,000,000

               Neopost (F.M.E. Corporation)
   14,810,475  Term loan, maturing June 24, 2006                   14,810,475

               U.S. Office Products
   29,970,370  Term loan, maturing June 9, 2006                    29,970,370
-----------------------------------------------------------------------------
                                                               $   86,131,855
-----------------------------------------------------------------------------

Paper & Forest Products -- 0.80%
-----------------------------------------------------------------------------
               Alabama River Newsprint
$  20,858,622  Term loan, maturing December 31, 2002           $   19,313,394

               Bear Island Paper Company, LLC
   21,687,651  Term loan, maturing December 31, 2005               21,687,651

               Blue Ridge Paper Products, Inc.
   11,500,000  Term loan, maturing March 31, 2006                  11,500,000

               Pacifica Papers, Inc.
   14,000,000  Term loan, maturing March 5, 2006                   14,000,000
-----------------------------------------------------------------------------
                                                               $   66,501,045
-----------------------------------------------------------------------------

Property & Casualty Insurance -- 0.11%
-----------------------------------------------------------------------------
               TRG Holding Corporation
$   8,745,000  Term loan, maturing January 7, 2003             $    8,745,000
-----------------------------------------------------------------------------
                                                               $    8,745,000
-----------------------------------------------------------------------------
Publishing -- 2.73%
-----------------------------------------------------------------------------
               Cygnus Publishing, Inc.
$  13,246,875  Term loan, maturing June 5, 2005                $   13,246,875

               Morris Communications Corporation
   19,700,000  Term loan, maturing June 30, 2005                   19,700,000

               Penton Media, Inc.
      325,000  Revolving loan, maturing May 31, 2005                  325,000
    3,170,241  Term loan, maturing May 31, 2005                     3,170,241
    7,792,639  Term loan, maturing May 31, 2006                     7,792,639

               Primedia Inc.
    7,790,000  Revolving loan, maturing June 30, 2004               7,790,000
   51,500,000  Term loan, maturing June 30, 2004                   51,500,000

               R.H. Donnelley Inc.
   11,169,264  Term loan, maturing December 5, 2005                11,169,264
   12,838,236  Term loan, maturing December 5, 2006                12,838,236

               Rand McNally & Company
      992,500  Term loan, maturing April 30, 2005                     992,500
    4,466,250  Term loan, maturing April 30, 2006                   4,466,250

               Reiman Publications
    5,500,000  Term loan, maturing November 30, 2005                5,500,000

               The Sheridan Group, Inc.
    7,930,000  Term loan, maturing January 30, 2005                 7,930,000

               Von Hoffman Press, Inc.
    9,374,456  Term loan, maturing May 30, 2004                     9,374,456
   24,863,605  Term loan, maturing May 30, 2005                    24,863,605

               Yellow Book USA, L.P.
    4,850,000  Term loan, maturing September 30, 2005               4,850,000
    3,692,308  Term loan, maturing December 31, 2005                3,692,308
    2,307,692  Term loan, maturing December 31, 2006                2,307,692

               Ziff-Davis Publishing Company
      197,368  Revolving loan, maturing March 31, 2005                197,368
    2,105,263  Term loan, maturing March 31, 2005                   2,105,263
   33,000,000  Term loan, maturing March 31, 2006                  33,000,000
-----------------------------------------------------------------------------
                                                               $  226,811,697
-----------------------------------------------------------------------------

Publishing -- Newspapers -- 1.09%
-----------------------------------------------------------------------------
               21ST Century Newspapers, Inc.
$   9,381,250  Term loan, maturing September 15, 2005          $    9,381,250

               Journal Register Company
   47,000,000  Term loan, maturing September 30, 2006              47,000,000

               The McClatchy Company
   34,257,576  Term loan, maturing September 10, 2007              34,257,576
-----------------------------------------------------------------------------
                                                               $   90,638,826
-----------------------------------------------------------------------------

Railroads -- 0.10%
-----------------------------------------------------------------------------
               I & M Rail Link, LLC
$   2,524,400  Revolving loan, maturing March 31, 2004         $    2,524,400
    5,600,000  Term loan, maturing March 31, 2004                   5,600,000
-----------------------------------------------------------------------------
                                                               $    8,124,400
-----------------------------------------------------------------------------

REITs -- 0.59%
-----------------------------------------------------------------------------
               Meditrust Corporation
$   6,097,995  Revolving loan, maturing July 15, 2001          $    6,097,995
    8,000,000  Term loan, maturing July 15, 1999                    8,000,000
   20,000,000  Term loan, maturing July 15, 2001                   20,000,000

               Prison Realty Corporation
   14,925,000  Term loan, maturing January 1, 2003                 14,925,000
-----------------------------------------------------------------------------
                                                               $   49,022,995
-----------------------------------------------------------------------------

Restaurants -- 1.40%
-----------------------------------------------------------------------------
               AFC Enterprises Inc
$   8,932,500  Term loan, maturing June 30, 2004               $    8,932,500

               Applebee's International, Inc.
   12,662,799  Term loan, maturing March 31, 2006                  12,662,799

               Coco's Carrow's and Jojo's Restaurants
    6,500,000  Term loan, maturing April 30, 2003                   6,500,000

               Friendly Ice Cream Corporation
    1,281,429  Term loan, maturing November 15, 2004                1,281,429
    6,407,143  Term loan, maturing November 15, 2005                6,407,143

               Long John Silver's Restaurants Inc.
    6,167,258  Term loan, maturing June 30, 2002                    5,550,532

               Shoney's Inc.
   14,995,464  Term loan, maturing April 30, 2002                  14,995,464

               Tricon Global Restaurants, Inc.
   60,029,569  Term loan, maturing October 2, 2002                 60,029,569
-----------------------------------------------------------------------------
                                                               $  116,359,436
-----------------------------------------------------------------------------

Retail Stores -- Drug Stores -- 0.14%
-----------------------------------------------------------------------------
               Duane Reade Inc.
$  11,356,250  Term loan, maturing February 15, 2005           $   11,356,250
-----------------------------------------------------------------------------
                                                               $   11,356,250
-----------------------------------------------------------------------------

Retail Stores -- Food Chains -- 0.43%
-----------------------------------------------------------------------------
               Fred Meyer, Inc.
$   6,548,473  Term loan, maturing March 11, 2003              $    6,548,473

               Pathmark Stores, Inc.
   29,145,165  Term loan, maturing December 15, 2001               29,145,165
-----------------------------------------------------------------------------
                                                               $   35,693,638
-----------------------------------------------------------------------------

Retail Stores -- General Mdse -- 0.56%
-----------------------------------------------------------------------------
               Service Merchandise
$  30,000,000  Term loan, maturing April 30, 2003              $   30,000,000

               Tuesday Morning Corporation
   16,537,769  Term loan, maturing December 31, 2004               16,537,769
-----------------------------------------------------------------------------
                                                               $   46,537,769
-----------------------------------------------------------------------------

Retail Stores -- Specialty -- 1.30%
-----------------------------------------------------------------------------
               Advanced Stores Company, Inc.
$   6,000,000  Term loan, maturing April 15, 2005              $    6,000,000
   31,000,000  Term loan, maturing April 15, 2006                  31,000,000

               Central Tractor Farm & Country, Inc.
   10,500,000  Term loan, maturing April 30, 2006                  10,500,000

               CSK Auto, Inc.
   24,984,000  Term loan, maturing October 31, 2003                24,984,000
   10,000,000  Term loan, maturing October 31, 2004                10,000,000

               Nebraska Book Company
    7,384,764  Term loan, maturing March 31, 2006                   7,384,764

               Petro Shopping Centers, L.P.
    6,374,093  Term loan, maturing December 31, 2003                6,374,093

               Travelcenters of America, Inc.
   11,943,218  Term loan, maturing March 27, 2005                  11,943,218
-----------------------------------------------------------------------------
                                                               $  108,186,075
-----------------------------------------------------------------------------
Steel -- 1.45%
-----------------------------------------------------------------------------
               Adience, Inc.
$  12,393,545  Term loan, maturing April 30, 2005              $   12,393,545
   13,263,190  Term loan, maturing July 30, 2005                   13,263,190

               Ispat Inland, LP
   11,880,000  Term loan, maturing July 15, 2005                   11,880,000
   11,880,000  Term loan, maturing July 16, 2006                   11,880,000

               Refraco Inc.
   10,857,143  Term loan, maturing October 15, 2005                10,857,143

               Ucar Global Enterprises, Inc.
   14,920,784  Term loan, maturing December 31, 2002               14,920,784
   45,474,987  Term loan, maturing December 31, 2003               45,474,987
-----------------------------------------------------------------------------
                                                               $  120,669,649
-----------------------------------------------------------------------------

Telecommunications -- Long Distance -- 5.21%
-----------------------------------------------------------------------------
               Access Communiations, Inc.
$   9,533,346  Term loan, maturing December 31, 2004           $    9,533,346

               Alec Holdings, Inc.
    6,842,105  Term loan, maturing November 30, 2006                6,842,105
    6,157,895  Term loan, maturing November 30, 2007                6,157,895

               American Cellular Wireless LLC.
   34,192,500  Term loan, maturing June 25, 2007                   34,192,500
   22,942,500  Term loan, maturing December 25, 2007               22,942,500

               CCPR Services, Inc.
   28,000,000  Term loan, maturing June 30, 2006                   28,000,000

               Cellular, Inc Financial Corporation
      468,000  Revolving loan, maturing September 30, 2005            468,000
    2,228,571  Term loan, maturing September 30, 2005               2,228,571
    5,146,827  Term loan, maturing September 30, 2006               5,146,827
    9,171,887  Term loan, maturing March 31, 2007                   9,171,887
   25,681,286  Term loan, maturing September 30, 2007              25,681,286

               Centennial Cellular Corp.
    2,000,000  Term loan, maturing November 30, 2005                2,000,000
   24,792,083  Term loan, maturing November 30, 2006               24,792,083
   24,792,083  Term loan, maturing November 30, 2007               24,792,083

               Davel Communications
    3,986,667  Term loan, maturing June 23, 2005                    3,986,667

               Microcell Connexions
   17,000,000  Term loan, maturing December 30, 2005               17,000,000
   11,203,150  Term loan, maturing March 1, 2006                   11,203,150

               Nextel Communications, Inc.
   35,000,000  Term loan, maturing September 30, 2006              35,000,000

               Spectrasite Communications, Inc.
   18,000,000  Term loan, maturing June 30, 2006                   18,000,000

               Sygnet Operating Company (Dobson)
   14,444,444  Term loan, maturing March 31, 2007                  14,444,444
   12,555,556  Term loan, maturing December 23, 2007               12,555,556

               Teligent, Inc.
   15,000,000  Term loan, maturing July 8, 1999                    15,000,000

               Tritel Holding Corp.
   17,750,000  Term loan, maturing December 31, 2007               17,750,000

               Triton Cellular Partners, L.P.
    7,250,000  Term loan, maturing February 1, 2008                 7,250,000

               Western PCS Holding Corporation
   28,000,000  Term loan, maturing June 30, 2007                   28,000,000

               Western Wireless
   35,000,000  Term loan, maturing March 31, 2002                  35,000,000
   15,500,000  Term loan, maturing March 31, 2004                  15,500,000
-----------------------------------------------------------------------------
                                                               $  432,638,900
-----------------------------------------------------------------------------

Telephone -- 0.52%
-----------------------------------------------------------------------------
               Mitel Corporation
$   4,722,050  Term loan, maturing December 12, 2003           $    4,722,050

               MJD Communications
    7,547,455  Term loan, maturing March 31, 2006                   7,547,455
    4,437,426  Term loan, maturing March 31, 2007                   4,437,426

               NSC Communications Corporation
   11,161,765  Term loan, maturing October 1, 2003                 11,161,765

               Telecorp PCS
   15,000,000  Term loan, maturing January 17, 2007                15,000,000
-----------------------------------------------------------------------------
                                                               $   42,868,696
-----------------------------------------------------------------------------

Textile -- Apparel Mfg. -- 1.54%
-----------------------------------------------------------------------------
               CAF Holdings, Inc.
$   3,129,412  Term loan, maturing June 30, 2002               $    3,129,412

               Cluett American Corp
   14,850,000  Term loan, maturing May 18, 2005                    14,850,000

               Galey & Lord, Inc.
   13,956,401  Term loan, maturing April 2, 2005                   13,956,401
    9,903,080  Term loan, maturing April 1, 2006                    9,903,080

               GFSI, Inc.
   13,720,000  Term loan, maturing March 31, 2004                  13,720,000

               Globe Manufacturing Corp
   12,100,000  Term loan, maturing July 31, 2006                   12,100,000

               Joan Fabrics Corporation
    8,463,929  Term loan, maturing June 30, 2003                    8,463,929
   14,923,863  Term loan, maturing June 30, 2005                   14,923,863
    7,532,587  Term loan, maturing June 30, 2006                    7,532,587

               Renfro Corporation
    4,600,000  Term loan, maturing November 15, 2003                4,600,000

               The William Carter Company
   13,058,093  Term loan, maturing October 31, 2003                13,058,093

               Walls Industries, Inc.
$   4,851,063  Term loan, maturing February 28, 2005           $    4,851,063
    6,765,958  Term loan, maturing February 28, 2006                6,765,958
-----------------------------------------------------------------------------
                                                               $  127,854,386
-----------------------------------------------------------------------------

Toys -- 0.09%
-----------------------------------------------------------------------------
               Hedstrom Corporation
$   5,795,405  Term loan, maturing June 30, 2003               $    5,795,405
    2,033,044  Term loan, maturing June 30, 2005                    2,033,044
-----------------------------------------------------------------------------
                                                               $    7,828,449
-----------------------------------------------------------------------------

Transportation -- Misc. -- 1.66%
-----------------------------------------------------------------------------
               American Commercial Lines
$  10,520,607  Term loan, maturing July 30, 2006               $   10,520,607
   20,337,706  Term loan, maturing June 30, 2007                   20,337,706

               Evergreen International Aviation, Inc.
   19,069,092  Term loan, maturing April 30, 2002                  19,069,092
    6,805,902  Term loan, maturing May 31, 2003                     6,805,902

               Gemini Leasing, Inc.
   13,650,000  Term loan, maturing December 31, 2002               13,650,000

               MTL
   14,393,077  Term loan, maturing August 28, 2005                 14,393,077
   12,336,923  Term loan, maturing February 28, 2006               12,336,923

               North American Van Lines, Inc.
   14,775,000  Term loan, maturing March 30, 2006                  14,775,000

               Piedmont
    6,389,831  Term loan, maturing July 23, 2006                    6,389,831
    6,389,831  Term loan, maturing July 23, 2007                    6,389,831

               Transportation Manufacturing Operations, Inc.
   13,000,000  Term loan, maturing June 15, 2006                   13,000,000
-----------------------------------------------------------------------------
                                                               $  137,667,969
-----------------------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interests
  (identified cost, $7,516,231,522)                            $7,501,442,185
-----------------------------------------------------------------------------
Common Stocks and Warrants -- 0.07%

Shares/Rights         Security                                    Value
-----------------------------------------------------------------------------
      806,708  AFC Enterprises Common Stock*                   $    6,050,310
          608  Classic Cable Common Stock Warrants*                         0
       34,364  PSI Acquisition Warrants*                                    0
       52,190  AM Cosmetics Common Stock*                                   0
          583  AM Cosmetics (Series E) Preferred Stock*                     0
-----------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                        $    6,050,310
-----------------------------------------------------------------------------

Commercial Paper -- 0.01%
Principal
Amount                Security                                      Value
-----------------------------------------------------------------------------
$     643,149  Alabama River Newsprint Commercial Paper        $      595,503
-----------------------------------------------------------------------------
Total Commercial Paper
  (identified cost, $643,149)                                  $      595,503
-----------------------------------------------------------------------------

Short-Term Investments -- 7.67%
Principal       Maturity
Amount          Date          Security                                 Rate           Value
----------------------------------------------------------------------------------------------------
$   76,161,000  07/07/99      American Express Credit Corporation      5.00%          $   76,097,533
    75,000,000  07/07/99      American Express Credit Corporation      5.28%              74,934,000
   114,700,000  07/01/99      Associates Corporation of North America  5.75%             114,700,000
    50,000,000  07/15/99      Corporate Asset Funding Company          4.86%              49,905,500
    43,975,000  07/06/99      Corporate Asset Funding Company          4.88%              43,945,195
    20,000,000  07/08/99      Corporate Receivables Corporation        4.88%              19,981,022
    30,000,000  07/16/99      Corporate Receivables Corporation        4.85%              29,939,375
    65,432,000  07/01/99      Corporate Receivables Corporation 144A   5.80%              65,432,000
    39,361,000  07/27/99      Delaware Funding Corporation             5.22%              39,212,609
    87,849,000  07/09/99      GE Capital Corporation                   5.25%              87,746,509
    35,000,000  07/13/99      GE Capital Corporation                   4.84%              34,943,534
----------------------------------------------------------------------------------------------------
Total Short-term Investments,
  at amortized cost                                                                   $  636,837,277
----------------------------------------------------------------------------------------------------
Total Investments -- 98.06%
  (identified cost, $8,153,711,988)                                                   $8,144,925,275
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.94%                                               $  161,118,185
----------------------------------------------------------------------------------------------------

Total Net Assets -- 100%                                                              $8,306,043,460
----------------------------------------------------------------------------------------------------
  * Non-income producing security.
(1) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.

Note: At June 30, 1999, the Portfolio had unfunded commitments amounting to $129,878,816 under various revolving credit agreements.

                       See notes to financial statements.

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
As of June 30, 1999
(Expressed in United States Dollars)

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $8,153,711,988)                             $8,144,925,275

Cash                                                               136,664,172

Interest receivable                                                 39,935,297

Miscellaneous receivable                                               101,715

Prepaid expenses                                                       971,710

Deferred organization expenses                                          22,331
------------------------------------------------------------------------------
Total assets                                                    $8,322,620,500
------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------
Deferred facility fee income                                    $   16,237,493
Payable to affiliate for Trustees' fees                                 29,425

Other accrued expenses                                                 310,122
------------------------------------------------------------------------------
Total liabilities                                               $   16,577,040
------------------------------------------------------------------------------
Net assets applicable to investors' interest in portfolio       $8,306,043,460
------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $8,314,830,173

Net unrealized depreciation (computed on the basis
  of identified cost)                                               (8,786,713)
------------------------------------------------------------------------------
Total                                                           $8,306,043,460
------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended June 30, 1999
(Expressed in United States Dollars)
Investment Income
-----------------------------------------------------------------------------
Interest                                                        $ 278,405,334

Facility fees earned                                                3,598,260

Miscellaneous                                                          88,622
-----------------------------------------------------------------------------
Total investment income                                         $ 282,092,216
-----------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                          $  26,016,073

Trustees fees and expenses                                             31,116

Legal and accounting services                                         462,384

Custodian fee                                                         395,911

Interest                                                              172,055

Amortization of organization expenses                                   3,077

Miscellaneous                                                         194,847
-----------------------------------------------------------------------------
Total expenses                                                  $  27,275,463
-----------------------------------------------------------------------------
Net investment income                                           $ 254,816,753
-----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $  (6,719,626)
-----------------------------------------------------------------------------
Net realized loss                                               $  (6,719,626)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $  (5,243,476)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $  (5,243,476)
-----------------------------------------------------------------------------
Net realized and unrealized loss                                $ (11,963,102)
-----------------------------------------------------------------------------
Net increase in net assets from operations                      $ 242,853,651
-----------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
                           FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Expressed in United States Dollars)
Increase (Decrease)                             Six Months Ended             Year Ended
in Net Assets                                    June 30, 1999               December 31, 1998
----------------------------------------------------------------------------------------------
From operations --
  Net investment income                          $   254,816,753             $  360,840,178

  Net realized gain (loss)                            (6,719,626)                   936,231

  Net change in unrealized appreciation
    (depreciation)                                    (5,243,476)                (6,219,087)
-------------------------------------------------------------------------------------------
Net increase in net assets from operations       $   242,853,651             $  355,557,322
-------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                  $ 2,409,499,457             $3,159,636,461

  Withdrawals                                       (776,643,330)            (1,119,932,026)
-------------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                   $ 1,632,856,127             $2,039,704,435
-------------------------------------------------------------------------------------------
Net increase in net assets                       $ 1,875,709,778             $2,395,261,757
-------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------
At beginning of period                           $ 6,430,333,682             $4,035,071,925
-------------------------------------------------------------------------------------------
At end of period                                 $ 8,306,043,460             $6,430,333,682
-------------------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
                           FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statement of Cash Flows
(Expressed in United States Dollars)
                                                         Six Months Ended
Increase (Decrease) in Cash                              June 30, 1999
-------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                             $ (2,880,179,192)
  Proceeds from sales and principal repayments              1,357,496,951
  Interest received                                           282,954,074
  Facility fees received                                        8,126,724
  Miscellaneous income received                                    88,622
  Interest paid                                                  (166,000)
  Deferred organization expense                                     3,077
  Operating expenses paid                                     (27,016,082)
  Net increase in short-term investments                     (272,801,788)
-------------------------------------------------------------------------
Net cash used for operating activities                   $ (1,531,493,614)
-------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                    $  2,409,499,457
  Payments for capital withdrawals                           (776,643,330)
-------------------------------------------------------------------------
Net cash provided from financing activities              $  1,632,856,127
-------------------------------------------------------------------------
Net increase in cash                                     $    101,362,513
-------------------------------------------------------------------------
Cash at beginning of period                              $     35,301,659
-------------------------------------------------------------------------
Cash at end of period                                    $    136,664,172
-------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-------------------------------------------------------------------------
Net increase in net assets from operations               $    242,853,651
Decrease in receivable for investments sold                     6,389,759
Decrease in interest receivable                                 4,758,993
Decrease in prepaid expenses                                      160,457
Decrease in deferred organization expenses                          3,077
Increase in deferred facility fee income                        5,760,659
Increase in payable to affiliate                                    7,525
Decrease in accrued expenses                                      (77,678)
Net increase in investments                                (1,791,350,057)
-------------------------------------------------------------------------
Net cash used for operating activities                   $ (1,531,493,614)
-------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
                           FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Supplementary Data (Expressed in United States Dollars)
                                                                               Year Ended December 31,
                                    Six Months Ended       -----------------------------------------------------------------
                                    June 30, 1999          1998                 1997                 1996            1995(1)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets(1)
----------------------------------------------------------------------------------------------------------------------------
Operating expenses                  0.73%(2)               0.93%                0.94%                0.98%           1.01%(2)
Interest expense                    0.01%(2)               0.01%                0.02%                0.04%           0.13%(2)
Net investment income               6.88%(2)               7.12%                7.12%                7.17%           7.95%(2)
Portfolio turnover                    20%                    56%                  81%                  75%             39%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000's omitted)            $ 8,306,043            $ 6,430,334          $ 4,035,072          $ 3,010,074     $ 1,621,339
----------------------------------------------------------------------------------------------------------------------------
(1)  For the period from the start of business, February 22, 1995, to December 31, 1995.
(2)  Annualized.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, continuously offered, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The Policies are in conformity with accounting principles generally accepted in the United
  States of America.

 A Investment Valuation -- The Portfolio's investments in interests in senior secured floating-rate loans (Senior Loans) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure;
  (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral;
  (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects;
  (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed on an annual basis 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 1999, the effective annual rate, based on average daily gross assets, was 0.70% and amounted to $26,016,073. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investments
------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended June 30, 1999 aggregated $2,880,179,192 and $1,351,107,192, respectively.

4 Short-Term Debt and Credit Agreements
------------------------------------------------------------------------------
  On March 13, 1998, the Portfolio entered a $400 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $172,000 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended June 30, 1999. As of June 30, 1999, the Portfolio had no borrowings outstanding.

5 Federal Income Tax Basis of Investments
------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                            $ 8,153,711,988
  -------------------------------------------------------------------------
  Gross unrealized appreciation                             $     6,051,803
  Gross unrealized depreciation                                 (14,838,516)
  -------------------------------------------------------------------------
  Net unrealized depreciation                               $    (8,786,713)
  -------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Investors
of Senior Debt Portfolio:
------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 1999, the related statements of operations and cash flows for the period then ended, the statements of changes in net assets for the period ended June 30, 1999 and the year ended December 31, 1998, and the supplementary data for the period ended June 30, 1999, each of the years in the three-year period ended December 31, 1998 and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in U.S. Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at June 30, 1999 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of June 30, 1999, and the results of its operations, its cash flows, the changes in net assets and its supplemental data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Senior Loans and certain other securities held by the Portfolio valued at $7,508,087,998 (90.39% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Senior Loan or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Senior Loans and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               August 13, 1999

Investment Management for Senior Debt Portfolio

Officers

JAMES B. HAWKES
President and Trustee

SCOTT H. PAGE
Vice President and
  Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
  Co-Portfolio Manager

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

Independent Trusteess

JESSICA M. BIBLIOWICZ
President and Chief Operating Officer,
National Financial Partners

DONALD R. DWIGHT
President, Dwight Partners, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

NORTON H. REAMER
Chairman and Chief Executive Officer,
United Asset Management Corporation

LYNN A. STOUT
Professor of Law, Georgetown
University Law Center

JACK L. TREYNOR
Investment Adviser and Consultant